Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Audit fees	$ 295	$ 243
Legal fees	34	59
Other professional fees	1,502	86
Vessel Operating and voyage expenses	6,514	5,608
Loan interest and financing fees	8,277	4,287
Income tax	232	238
Total Accrued Liabilities	$ 16,854	$ 10,521